STOCK-BASED COMPENSATION (Details 3) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted stock awards
Unvested at beginning of year (in shares)	15,387
Granted (in shares)	194,694
Vested (in shares)	(128,955)
Unvested at end of year (in shares)	81,126	15,387
Weighted-Average Grant Date Fair Value
Unvested at beginning of year (in dollars per share)	$ 0.69
Granted (in dollars per share)	5.73
Vested (in dollars per share)	5.13
Unvested at end of year (in dollars per share)	$ 5.73	$ 0.69
Restricted stock
Restricted stock awards
Unvested at beginning of year (in shares)	15,387	55,298	203,342
Granted (in shares)		10,869
Vested (in shares)		(50,780)	(89,308)
Performance Adjustment (in shares)			(58,736)
Unvested at end of year (in shares)		15,387	55,298
Weighted-Average Grant Date Fair Value
Unvested at beginning of year (in dollars per share)	$ 0.69	$ 0.69	$ 0.62
Granted (in dollars per share)		1.24
Vested (in dollars per share)		0.62	0.55
Performance Adjustment (in dollars per share)			0.62
Unvested at end of year (in dollars per share)		$ 0.69	$ 0.69
Unrecognized compensation cost
Unrecognized stock-based compensation expense		$ 26	$ 73
Period over which unrecognized compensation cost is expected to be recognized as expense		2 months 12 days	1 year 2 months 12 days